DREYFUS CASH MANAGEMENT
DREYFUS CASH MANAGEMENT
December 13, 2013 Dreyfus Cash Management Supplement to Prospectuses dated June 1, 2013 The following changes will take effect as of January 13, 2014
The following replaces the second and third sentences in "Fund Summary - Dreyfus Cash Management - Principal Investment Strategy":

To pursue its goal, the fund normally invests in a diversified portfolio of high quality, short-term, dollar-denominated debt securities, including:  securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities; certificates of deposit, time deposits, bankers' acceptances and other short-term securities issued by domestic or foreign banks or thrifts or their subsidiaries or branches; repurchase agreements, including tri-party repurchase agreements; asset-backed securities; municipal securities; domestic and dollar-denominated foreign commercial paper and other short-term corporate obligations, including those with floating or variable rates of interest; and dollar-denominated foreign government obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions or agencies.

Normally, the fund invests at least 25% of its assets in domestic or dollar-denominated foreign bank obligations.

The following supplements the information in "Fund Summary - Dreyfus Cash Management - Principal Risks" and "Fund Details - Investment Risks - Risks Applicable to Dreyfus Cash Management":

•    Municipal securities risk.  The amount of public information available about municipal securities is generally less than that for corporate equities or bonds.  Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the fund's investments in municipal securities.  Other factors include the general conditions of the municipal securities market, the size of the particular offering, the maturity of the obligation and the rating of the issue.